Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Premium Income Realty Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21074

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Premium Income Realty Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M (CUSIP: 19247V203) (“Series M Shares”),

Auction Market Preferred Shares, Series T (CUSIP: 19247V302) (“Series T Shares”),

Auction Market Preferred Shares, Series TH (CUSIP: 19247V500) (“Series TH Shares”),

Auction Market Preferred Shares, Series F (CUSIP: 19247V401) (“Series F Shares”),

Auction Market Preferred Shares, Series M28 (CUSIP: 19247V609) (“Series M28 Shares”),

Auction Market Preferred Shares, Series W28 (CUSIP: 19247V708) (“Series W28 Shares”),

(collectively, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	October 14, 2008
T	October 15, 2008
TH	October 10, 2008
F	October 20, 2008
M28	October 14, 2008
W28	October 16, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series M, T, TH and F Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of October 10, 2002.

Series M28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of September 10, 2003.

Series W28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of November 10, 2004.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M	1,340	$33,500,000
T	1,340	$33,500,000
TH	1,340	$33,500,000
F	1,340	$33,500,000
M28	1,140	$28,500,000
W28	1,900	$47,500,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of September, 2008.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President